Stock-Based Compensation - Schedule of Performance Stock Unit Activity (Details) - Performance Stock Units $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested balances at beginning of period (in shares) | shares	0
Stock units granted (in shares) | shares	1,044,908
Stock units vested (in shares) | shares	0
Stock units forfeited (in shares) | shares	(54,994)
Unvested balances at end of period (in shares) | shares	989,914
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested balances at beginning of period (in dollars per share) | $ / shares	$ 0
Weighted average grant date fair value (in dollars per share) | $ / shares	12.50
Stock units vested (in dollars per share) | $ / shares	0
Stock units forfeited (in dollars per share) | $ / shares	12.50
Unvested balances at end of period (in dollars per share) | $ / shares	$ 12.50
Aggregate Intrinsic Value
Unvested balances at end of period | $	$ 10,988
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Unvested balances at end of period	1 year 1 month 6 days